1933 Act File No. 002-88912

1940 Act File No. 811-03942

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 56	☒

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973
(Address of Principal Executive Offices) (Zip Code)

        Registrant’s Telephone Number, Including Area Code: (800) 201-6984

Thomas R. Phillips, Esq.

Vice President & Assistant Secretary

90 Hudson Street Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

(X)	on October 25, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1)

☐	on pursuant to paragraph (a) (1)

☐	75 days after filing pursuant to paragraph (a) (2)

☐	on pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

(X) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying until October 25, 2010 the effectiveness of the registration statement filed in Post-Effective Amendment No. 48 on July 26, 2010 pursuant to paragraph (a) of Rule 485 under the Securities Act. The effectiveness of the registration statement was previously delayed in Post-Effective Amendment Nos. 49, 50, 51, 52, 53, and 54 filed on October 8, 2010, October 14, 2010, October 15, 2010, October 18, 2010, October 19, 2010, October 20, 2010 respectively, pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act. This Post-Effective Amendment No. 55 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 48.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 21st day of October, 2010.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Assistant Secretary

BY:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

Robert S. Dow* Robert S. Dow	Chairman and Director	October 21, 2010

Daria L. Foster* Daria L. Foster	President and Director	October 21, 2010

E. Thayer Bigelow* E. Thayer Bigelow	Director	October 21, 2010

William H. T. Bush* William H. T. Bush	Director	October 21, 2010

Robert B. Calhoun, Jr.* Robert B. Calhoun, Jr.	Director	October 21, 2010

Julie A. Hill* Julie A. Hill	Director	October 21, 2010

Franklin W. Hobbs* Franklin W. Hobbs	Director	October 21, 2010

Thomas J. Neff* Thomas J. Neff	Director	October 21, 2010

James L.L. Tullis* James L.L. Tullis	Director	October 21, 2010

*BY:	/s/ Thomas R. Phillips
Thomas R. Phillips
Attorney-in-Fact*

POWER OF ATTORNEY

Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, John K. Forst and Thomas R. Phillips, each of them, with full power to act without the other, his or her true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements of each Fund enumerated on Exhibit A hereto for which such person serves as a Director/Trustee (including Registration Statements on Forms N-1A and N-14 and any amendments thereto), and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ Robert S. Dow Robert S. Dow	Chairman, CEO and Director/Trustee	July 23, 2009

/s/ Daria L. Foster Daria L. Foster	President and Director/Trustee	July 23, 2009

/s/ E. Thayer Bigelow E. Thayer Bigelow	Director/Trustee	July 23, 2009

/s/ William H. T. Bush William H. T. Bush	Director/Trustee	July 23, 2009

/s/ Robert B. Calhoun, Jr. Robert B. Calhoun, Jr.	Director/Trustee	July 23, 2009

/s/ Julie A. Hill Julie A. Hill	Director/Trustee	July 23, 2009

/s/ Franklin W. Hobbs Franklin W. Hobbs	Director/Trustee	July 23, 2009

/s/ Thomas J. Neff Thomas J. Neff	Director/Trustee	July 23, 2009

/s/ James L.L. Tullis James L.L. Tullis	Director/Trustee	July 23, 2009

EXHIBIT A

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Blend Trust

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Developing Growth Fund, Inc.

Lord Abbett Global Fund, Inc.

Lord Abbett Investment Trust

Lord Abbett Mid-Cap Value Fund, Inc.

Lord Abbett Municipal Income Fund, Inc.

Lord Abbett Municipal Income Trust

Lord Abbett Research Fund, Inc.

Lord Abbett Securities Trust

Lord Abbett Series Fund, Inc.

Lord Abbett Stock Appreciation Fund

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.